PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (Details) - Prepayments Other Receivable and Other Assets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Prepayments Other Receivables And Other Assets [Line Items]
Other collaboration receivables	$ 194,198	$ 112,656
Other receivables	1,050	780
Lease receivables	336	568
VAT recoverable	5,824	4,597
Prepayments	17,668	12,374
Total	$ 219,076	$ 130,975